Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions
9.	Related party transactions

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2023 and 2022, and for the years ended December 31, 2023, 2022 and 2021:

Name of related parties	Relationship with the Company
Fujian Bafang Shengfeng Logistics Co., Ltd (“Fujian Bafang”)	An equity investee of the Company
Fuzhou Tianyu Shengfeng Industrial Co., Ltd (“Fuzhou Tianyu”)	A company controlled by Yongxu Liu, CEO and Chairman of the Company
Fuzhou Tianyu Shengfeng Property Management Co., Ltd (“Fuzhou Tianyu Management”)	A company under the control of a shareholder
Fuzhou Tianyu Yuanmei Catering Co., Ltd (“Fuzhou Tianyu Catering”)	A company under the control of a shareholder
Beijing Union Logistics Co., Ltd (“Beijing Banglian”) (1)	A company under the control of a shareholder
Fujian Desheng Logistics Co., Ltd (“Fujian Desheng”)	A company under the control of a shareholder
Dongguan Suxing New Material Co., Ltd (“Suxing”) (2)	A company under the control of a non-controlling shareholder
Hainan Tianyi Logistics Distribution Co., Ltd (“Hainan Tianyi”) (3)	An equity investee of the Company
Yongteng Liu	CEO’s brother
Fuzhou Puhui Technology Co., Ltd	Non-controlling shareholder of Ningde Shengfeng Logistics Co. Ltd.

(1)	In January 2022, the Company’s shareholder sold the equity interest in Beijing Banglian.

(2)	On July 14, 2021, Shengfeng Logistics entered into a share transfer agreement with Dongguan Suxing New Material Co., Ltd (“Dongguan Suxing”), a related party, to transfer its 51% equity interest in Fuzhou Shengfeng New Material Technology Co., Ltd. (“New Material Technology”) to Dongguan Suxing (Note 1). After the transaction, Suxing became a non-related party to the Company.

(3)	On September 15, 2021, the Company signed a share purchase agreement with a third party. According to such agreement, the Company sold its 5% equity interests in Hainan Tianyi to such third party. After the transaction, Hainan Tianyi became a non-related party to the Company.

i)	Significant transactions with related parties were as follows:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Transportation services to Fujian Bafang	$-	$18	$-
Transportation services to Fujian Desheng	37	-	349
Total	$37	$18	$349

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Transportation services from Beijing Banglian	$-	$-	$2,265
Transportation services from Hainan Tianyi	$-	$-	$1,207
Transportation services from Fujian Bafang	$1,108	$1,196	$157
Purchase raw materials from Suxing	$-	$-	$577
Lease services from Fuzhou Tianyu	$228	$305	$358
Lease services from Fuzhou Tianyu Management	$17	$35	$-
Catering services from Tianyu Catering	$2	$-	$-

ii)	Guarantees

The Company’s shareholder, CEO and Chairman, Yongxu Liu, his brother, Yongteng Liu and Fuzhou Puhui Technology Co., Ltd, were the guarantors of the Company’s short-term bank loans (See Note 11).

iii)	Significant balances with related parties were as follows:

	As of December 31, 2023	As of December 31, 2022

Due from related parties
Fuzhou Tianyu	$41	$42
Fujian Desheng	40	-
Total	$81	$42

	As of December 31, 2023	As of December 31, 2022

Due to related parties
Fujian Bafang (a)	$1,622	$1,694
Fuzhou Tianyu	48	84
Fuzhou Tianyu Management	34	36
Yongteng Liu	-	600
Total	$1,704	$2,414

(a)	On December 10, 2007, the Company entered into an interest-free loan agreement with Fujian Bafang for a principal amount of approximately $1.4 million (RMB 9.6 million). Such loan is due on demand.